Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Grants of Certain Equity Awards
In February 2024, our Board, upon the recommendation of the Compensation Committee, adopted a policy regarding the timing of our equity awards to our named executive officers. Among other matters, this policy provides that annual awards of stock options or SARs to our named executive officers are to be granted on March 15 of every calendar year, unless March 15 falls on a day that is not a business day, in which case the grant date is the preceding business day. The policy further provides that if a named executive officer receives a new hire grant comprised of stock options or SARs, such grant would be made on the 15th calendar day of the month in which he or she first commenced employment or, if the officer commenced employment after the 15th calendar day of a particular month (or after the 14th calendar day of a particular month if the 15th day does not fall on a business day), such grant would be made on the 15th calendar day of the month subsequent to the month in which he or she first commenced employment, unless the 15th calendar day falls on a day that is not a business day, in which case the grant date is the preceding business day. Pursuant to this policy, the grants will be made regardless of whether the Company is in possession of material non-public information at the time of the grant. We do not have a practice of purposely accelerating or delaying the public release of material information in consideration of pending equity awards comprised of stock options or SARs, but in the event the Company is required by law or regulation to release material information shortly before or after a pending equity award comprised of stock options or SARs, the Company will make such disclosures in the ordinary course without consideration of the pending equity awards of stock options or SARs. To date, we have not timed the release of material nonpublic information for the purpose of affecting the value of executive compensation, nor have we taken material nonpublic information into account when determining the timing and terms of stock option or SAR awards.

Award Timing Method	In February 2024, our Board, upon the recommendation of the Compensation Committee, adopted a policy regarding the timing of our equity awards to our named executive officers. Among other matters, this policy provides that annual awards of stock options or SARs to our named executive officers are to be granted on March 15 of every calendar year, unless March 15 falls on a day that is not a business day, in which case the grant date is the preceding business day. The policy further provides that if a named executive officer receives a new hire grant comprised of stock options or SARs, such grant would be made on the 15th calendar day of the month in which he or she first commenced employment or, if the officer commenced employment after the 15th calendar day of a particular month (or after the 14th calendar day of a particular month if the 15th day does not fall on a business day), such grant would be made on the 15th calendar day of the month subsequent to the month in which he or she first commenced employment, unless the 15th calendar day falls on a day that is not a business day, in which case the grant date is the preceding business day.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Pursuant to this policy, the grants will be made regardless of whether the Company is in possession of material non-public information at the time of the grant. We do not have a practice of purposely accelerating or delaying the public release of material information in consideration of pending equity awards comprised of stock options or SARs, but in the event the Company is required by law or regulation to release material information shortly before or after a pending equity award comprised of stock options or SARs, the Company will make such disclosures in the ordinary course without consideration of the pending equity awards of stock options or SARs. To date, we have not timed the release of material nonpublic information for the purpose of affecting the value of executive compensation, nor have we taken material nonpublic information into account when determining the timing and terms of stock option or SAR awards.
MNPI Disclosure Timed for Compensation Value	false